Pension Plans and Other Postretirement Benefits - Change in Plan Assets (Details) - Pension Plans - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan, Change in Fair Value of Plan Assets
Fair value of plan assets at the beginning of the year	$ 635	$ 568
Acquisitions	5	0
Actual return on plan assets	(13)	75
Employer contributions	22	42	$ 33
Benefit payments	(36)	(41)
Settlements	0	(9)
Fair value of plan assets at the end of the year	613	635	$ 568
Funded status	$ (231)	$ (161)